Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Related Party Transactions [Table Text Block]

Revenues from related parties are summarized as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

CMO- NingBo	$167,255	123,888	93,664
CMO- NanHai	51,821	41,241	63,375
CMI	56,770	55,629	56,221
CME- NingBo	8,592	18,889	21,673
Chi Hsin- NingBo	19,730	16,806	12,637
CMO	15,602	-	-
Others (individually below 5%)	18,854	1,780	4,404
	$338,624	258,233	251,974

Schedule Of Due From Related Party [Table Text Block]

A breakdown by product type for sales to CMO/CMI and its affiliates is summarized as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Display driver for large-size applications	$297,146	210,137	190,963
Display driver for consumer electronics applications	27,189	29,316	40,582
Display driver for mobile handsets	10,170	14,454	14,748
Others	1,090	4,249	5,681
	$335,595	258,156	251,974

Schedule Of Related Party Accounts Receivable [Table Text Block]

The related accounts receivable resulting from the above sales as of December 31, 2011 and 2012, were as follows:

	December 31,
	2011	2012
	(in thousands)

CMO- NingBo	$33,981	31,421
CMI	17,690	17,319
CMO- NanHai	17,019	13,390
CME- NingBo	6,629	5,947
Chi Hsin- NingBo	4,038	3,210
Others (individually below 5%)	559	2,145
	79,916	73,432
Allowance for sales returns and discounts	(83)	(174)
	$79,833	73,258

Schedule Of Future Minimum Rental Payments For Operating Leases Related Party [Table Text Block]

As of December 31, 2012, future minimum lease payments under non-cancelable operating leases with related parties are as follows:

Duration	Amount
(in thousands)

January 1, 2013~December 31, 2013	$195
January 1, 2014~December 31, 2014	187
January 1, 2015~December 31, 2015	187
January 1, 2016~December 31, 2016	187
January 1, 2017~December 31, 2017	187
After January 1, 2018	1,179
$2,122